CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating result	€ (201,397)	€ (54,467)
Adjustments for non-cash items
Amortization of intangible assets	55	12
Depreciation of property, plant and equipment	1,492	915
Expense recognized in respect of share-based payments	35,797	17,199
Fair value gains on financial assets at fair value through profit or loss	(848)
Adjustments for non-cash items	(164,901)	(36,341)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	17,525	(179)
(Increase)/decrease in inventories	(4,977)
(Increase)/decrease in other current assets	(1,957)	(5,331)
Increase/(decrease) in trade and other payables	42,768	17,996
Increase/(decrease) in deferred revenue - current	(5,044)	38,657
Movements in non-current assets/liabilities
(Increase)/decrease in other noncurrent assets	(2,485)	(2,767)
Increase/decrease in deferred revenue - non-current	(15,472)	217,143
Cash flows (used in)/from operating activities	(134,542)	229,178
Interest paid	(142)	(47)
Income taxes paid	(1,303)	(794)
Net cash flows (used in) / from operating activities	(135,987)	228,337
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets	(839)	(35,429)
Purchase of property, plant and equipment	(672)	(678)
(Increase)/decrease in financial assets - current	271,658	(488,534)
Interest received	4,775	1,384
Net cash flows (used in) / from investing activities	274,922	(523,257)
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Principal elements of lease payments	(1,056)	(536)
Proceeds from issue of new shares, gross amount	731,546	176,725
Issue costs paid	(551)
Exchange gain from currency conversion on proceeds from issue of new shares	62
Proceeds from exercise of stock options	4,554	3,144
Net cash flows from/used in (-) financing activities	734,554	179,333
Increase/decrease (-) in cash and cash equivalents	873,489	(115,587)
Cash and cash equivalents at the beginning of the period	331,282	281,040
Exchange gains/(losses) on cash & cash equivalents	(3,327)	2,340
Cash and cash equivalents at the end of the period	€ 1,201,443	€ 167,793